SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the period	$ 2,379	$ 2,789
Doubtful debt expenses (income) during the period	618	102
Customer write-offs during the period	(310)	(528)
Exchange rate	3	16
Balance at the end of the period	$ 2,690	$ 2,379